Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	¥ 894,576	¥ 1,014,412
Marketable securities	680,913	646,171
Notes and accounts receivable, trade	840,924	834,221
Allowance for doubtful accounts and sales returns	(71,009)	(90,531)
Inventories	707,052	704,043
Other receivables	202,044	215,181
Deferred income taxes	36,769	133,059
Prepaid expenses and other current assets	463,693	387,490
Total current assets	3,754,962	3,844,046
Film costs	270,048	275,389
Investments and advances:
Affiliated companies	36,800	221,993
Securities investments and other	6,282,676	5,670,662
Long-term Investments, Total	6,319,476	5,892,655
Property, plant and equipment:
Land	139,413	145,968
Buildings	817,730	868,615
Machinery and equipment	1,957,134	2,016,956
Construction in progress	35,648	53,219
Property, Plant and Equipment, Gross, Total	2,949,925	3,084,758
Less - Accumulated depreciation	2,018,927	2,159,890
Property, plant and equipment, net	930,998	924,868
Other assets:
Intangibles, net	503,699	391,122
Goodwill	576,758	469,005
Deferred insurance acquisition costs	441,236	428,262
Deferred income taxes	100,460	300,702
Other	398,030	385,073
Other noncurrent asset	2,020,183	1,974,164
Total assets	13,295,667	12,911,122
Current liabilities:
Short-term borrowings	99,878	53,737
Current portion of long-term debt	310,483	109,614
Notes and accounts payable, trade	758,680	793,275
Accounts payable, other and accrued expenses	1,073,241	1,013,037
Accrued income and other taxes	63,396	87,396
Deposits from customers in the banking business	1,761,137	1,647,752
Other	463,166	430,488
Total current liabilities	4,529,981	4,135,299
Long-term debt	762,226	812,235
Accrued pension and severance costs	309,375	271,320
Deferred income taxes	284,499	306,227
Future insurance policy benefits and other	3,208,843	2,924,121
Policyholders' account in the life insurance business	1,449,644	1,301,252
Other	240,978	204,766
Total liabilities	10,785,546	9,955,220
Redeemable noncontrolling interest	20,014	19,323
Commitments and contingent liabilities
Sony Corporation's stockholders' equity:
Common stock, no par value - 2011 - Shares authorized: 3,600,000,000, shares issued: 1,004,636,664 2012 - Shares authorized: 3,600,000,000, shares issued: 1,004,638,164	630,923	630,921
Additional paid-in capital	1,160,236	1,159,666
Retained earnings	1,084,462	1,566,274
Accumulated other comprehensive income -
Unrealized gains on securities, net	64,882	50,336
Unrealized losses on derivative instruments, net	(1,050)	(1,589)
Pension liability adjustment	(186,833)	(152,165)
Foreign currency translation adjustments	(719,092)	(700,786)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	(842,093)	(804,204)
Treasury stock, at cost Common stock 2011 - 1,051,588 shares 2012 - 1,061,803 shares	(4,637)	(4,670)
Stockholders' Equity Attributable to Parent, Total	2,028,891	2,547,987
Noncontrolling interests	461,216	388,592
Total equity	2,490,107	2,936,579
Total liabilities and equity	¥ 13,295,667	¥ 12,911,122